Lease Arrangements	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Lease Arrangements
16.	LEASE ARRANGEMENTS

a.	Right-of-use assets

	December 31
	2020 (Retrospectively Adjusted)	2021
	NT$	NT$	US$ (Note 4)

Carrying amounts

Land	$5,961,974	$6,093,518	$219,666
Buildings and improvements	2,548,838	3,663,682	132,072
Machinery and equipment	181,065	880,443	31,739
Other equipment	49,930	42,619	1,536

	$8,741,807	$10,680,262	$385,013

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Additions to right-of-use assets	$824,268	$702,996	$3,239,770	$116,791

Depreciation charge for right-of-use assets	$215,301	$214,682	$217,674	$7,847
Land	307,708	370,458	509,746	18,376
Buildings and improvements
Machinery and equipment	507,443	335,039	356,052	12,835
Other equipment	25,006	26,701	31,478	1,135

	$1,055,458	$946,880	$1,114,950	$40,193

The amounts disclosed above with respect to the
right-of-use
assets did not include the
right-of-use
assets that meet the definition of investment properties.

b.	Lease liabilities

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Carrying amounts

Current	$774,444	$809,536	$29,183

Non-current	$5,101,386	$6,590,348	$237,576

The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2020	2021

Land (%)	0.54-8.00	0.54-8.00
Buildings and improvements (%)	0.54-8.84	0.45-8.84

c.	Material lease-in activities and terms
The Group leases land and buildings for the use of plants and offices with remaining lease terms of
1-53
years and
1-29
years, respectively. For the leasehold land located in the R.O.C., the Group has extension options at the expiry of the lease periods. However, the government has the right to adjust the lease payments on the basis of changes in announced land value prices and also has the right to terminate the lease contract under certain circumstances. The Group does not have bargain purchase options to acquire the leasehold land and buildings at the expiry of the lease periods. In addition, the Group is prohibited from subleasing or transferring all or any portion of the underlying assets without the lessor’s consent.

d.	Subleases
In addition to the sublease transactions described in Note 17, the Group did not have other sublease transactions.
e.	Other lease information

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Expenses relating to short-term leases	$682,142	$814,235	$29,352

Expenses relating to low-value assets leases	$5,433	$5,080	$183

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$43,112	$61,141	$2,204

Total cash outflow for leases	$1,854,456	$2,909,157	$104,872

The Group elected to apply the recognition exemption for qualifying short-term leases and low-value
asset leases and,
ther
ef
ore
, did not recognize
right-of-use
assets and lease liabilities for these leases.